Pay vs Performance Disclosure - USD ($)	10 Months Ended	12 Months Ended					25 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2024	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average SCT Total for Non-PEO NEOs ($)(5)(6)	Average CAP to Non-PEO NEOs ($)(5)(6)	Value of Fixed $100 Investment Based on:			Company Selected Measure: Adjusted EBITDA ($ in thousands)(9)
Year	SCT Total for PEO ($)	CAP to PEO ($)(4)	SCT Total for PEO ($)	CAP to PEO ($)(4)			TSR ($)(7)	Peer Group TSR ($)(7)	Net Income ($ in thousands)(8)
2024(1)			11,725,601	4,822,077	2,343,798	(716,232)	3.82	93.53	(1,645,831)	576,668
2024(2)	1,509,362	(6,313,419)	—	—	2,343,798	(716,232)	3.82	93.53	(1,645,831)	576,668
2023(2)	7,595,750	11,626,661	—	—	1,733,031	2,356,239	14.88	85.22	(91,697)	618,045
2022(2)	10,730,582	2,058,584	—	—	1,700,025	138,203	11.88	117.13	(572,912)	768,878
2022(3)	—	—	2,631,049	2,368,975	1,700,025	138,203	11.88	117.13	(572,912)	768,878
2021(3)	—	—	9,016,080	6,549,945	3,308,731	2,410,564	45.76	137.40	102,080	838,325
2020(3)	—	—	5,974,236	5,974,236	2,812,800	2,812,800	82.54	116.75	(520,564)	706,313

Company Selected Measure Name		adjusted EBITDA
Named Executive Officers, Footnote		The PEO for this row is Mr. Dalton, who was appointed Chief Executive Officer on March 1, 2024 and continues to serve as our Chief Executive Officer.The PEO for this row is Mr. White, who was appointed Chief Executive Officer on February 1, 2022 and continued to serve as our Chief Executive Officer until March 1, 2024The PEO for this row is Mr. Tabak, who served as our Chief Executive Officer until January 31, 2022, at which point he retired.The Non-PEO NEOs included for 2024 are Messrs. Garis, Head, Hogge, and Kim and Ms. Misencik; for 2023 are Messrs. Head, Doctoroff, and Kim and Ms. Nutter; for 2022 are Messrs. Head, Doctoroff and Kim; for 2021 are Messrs. Head, White, Doctoroff, Kim, David L. Redmond, and Paul Galant; and for 2020 are Messrs. Redmond, White, Kim, and Doctoroff.
Peer Group Issuers, Footnote		The peer group used for this Pay versus Performance analysis is the S&P Composite 1500 Health Care Technology Index (the “HCT Index”). The table assumes that the value of the investment in our Class A common stock and the HCT Index was $100 at October 9, 2020, which was the first day our Class A common stock was traded on the New York Stock Exchange, and that all dividends paid by those companies included in the HCT Index were reinvested. The table is based on historical data and is not necessarily indicative of future performance.
Adjustment To PEO Compensation, Footnote		In accordance with the requirements of Item 402(v)(2)(iii), to determine CAP, we began with the totals disclosed in the SCT above and then made the following adjustments. For 2024: (a) with respect to Mr. Dalton, we deducted $10,000,000, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $3,096,476, which was the fair value at December 31, 2024 of restricted stock units and stock options granted in 2024 (all of which remained unvested as of December 31, 2024); and (b) with respect to Mr. White, we deducted $750,000, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $249,649, which was the fair value at December 31, 2024 of restricted stock units granted in 2024 (all of which remained unvested as of December 31, 2024), we then deducted 7,322,430, which was the change in fair value of stock options and restricted stock units granted prior to 2024 from December 31, 2023 to December 31, 2024, in the case of such awards that remained outstanding and unvested as of December 31, 2024, or to the date of vesting, in the case of such awards that vested during 2024. For 2023, we deducted $6,000,000, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $9,599,999, which was the fair value at December 31, 2023 of restricted stock units granted in 2023 (all of which remain unvested), we then added $430,912, which was the change in fair value of stock options and restricted stock units granted prior to 2023 from December 31, 2022 to December 31, 2023, in the case of such awards that remained outstanding and unvested as of December 31, 2023, or to the date of vesting, in the case of such awards that vested during 2023. For 2022: (a) with respect to Mr. White, we deducted $9,757,427, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $2,231,839, which was the fair value at December 31, 2022 of stock options and restricted stock units granted in 2022 (all of which remain unvested), we then deducted $1,146,410, which was the change in fair value of stock options and restricted stock units granted prior to 2022 from December 31, 2021 to December 31, 2022, in the case of such awards that remained outstanding and unvested as of December 31, 2022, or to the date of vesting, in the case of such awards that vested during 2022; (b) with respect to Mr. Tabak, we deducted $0, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we then deducted $262,074, which was the change in fair value of restricted stock units granted prior to 2022 from December 31, 2021 to the date of vesting for awards that vested during 2022. For 2021, we deducted $6,999,997, which is the sum of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $3,579,344, which was the fair value at December 31, 2021 of restricted stock units and shares of restricted stock granted in 2021 that remained unvested as of December 31, 2021, we then added $954,518, which was the change in fair value of restricted stock units granted in 2021 that vested in 2021 from the date of grant to the date of vest. For 2020, no adjustments were made the totals disclosed in the SCT to reach CAP as no equity awards were granted or outstanding in 2020.
Non-PEO NEO Average Total Compensation Amount		$ 2,343,798	$ 1,733,031	$ 1,700,025	$ 3,308,731	$ 2,812,800
Non-PEO NEO Average Compensation Actually Paid Amount		$ (716,232)	2,356,239	138,203	2,410,564	2,812,800
Adjustment to Non-PEO NEO Compensation Footnote		To determine Average CAP, we began with the average of the totals disclosed in the SCT above for our non-PEO NEOs and then made the following adjustments. For 2024, we deducted $1,742,861, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $995,142, which was the average fair value at December 31, 2024 of restricted stock units, performance stock units and stock options granted in 2024 that were not forfeited in 2024 (all of which remain unvested as of December 31, 2024 other than 25% of the restricted stock units granted to Mr. Head in 2024, which vested on December 31, 2024), we then deducted $421,461, which was the average change in fair value of stock options and restricted stock units granted prior to 2024 that were not forfeited in 2024 from December 31, 2023 to December 31, 2024, in the case of such awards that remained outstanding and unvested as of December 31, 2024, or the date of vesting, in the case of such awards that vested during 2024, we finally deducted $1,890,850, which was the fair value as of December 31, 2023 of any awards granted prior to 2024 that were forfeited in 2024 consistent with Item 402(v)(2)(iii)(C)(1)(v) of Regulation S-K. For 2023, we deducted $964,991, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $1,543,985, which was the average fair value at December 31, 2023 of restricted stock units granted in 2023 (all of which remain unvested), we then added $55,918 which was the average change in fair value of stock options and restricted stock units granted prior to 2023 from December 31, 2022 to December 31, 2023, in the case of such awards that remained outstanding and unvested as of December 31, 2023, or the date of vesting, in the case of such awards that vested during 2023. For 2022, we deducted $1,111,262, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $265,784, which was the average fair value at December 31, 2022 of stock options and restricted stock units granted in 2022 (all of which remain unvested), we then deducted $716,344 which was the average change in fair value of stock options and restricted stock units granted prior to 2022 from December 31, 2021 to December 31, 2022, in the case of such awards that remained outstanding and unvested as of December 31, 2022, or the date of vesting, in the case of such awards that vested during 2022. For 2021, we deducted $2,165,817, which is the sum of the average of the amounts reported in the SCT in the columns “Stock Awards” and “Option Awards”, we added $819,524, which was the average fair value at December 31, 2021 of stock options and restricted stock units granted in 2021 that remained unvested as of December 31, 2021, we then added $448,126, which was the average change in fair value of restricted stock units granted in 2021 that vested in 2021 from the date of grant to the date of vest. For 2020, no adjustments were made to the average of the totals disclosed in the SCT to reach Average CAP as no equity awards were granted or outstanding in 2020.
Compensation Actually Paid vs. Total Shareholder Return
We believe the above table reinforces our pay for performance philosophy. We first note that CAP is significantly less than the amounts reported in the SCT for each of 2024, 2022 and 2021. This is due to the decrease in the price of our common stock over
		the applicable time periods, as the year-end value of restricted stock units and stock options or, in the case of awards that have vested, the value at the date of vesting, was lower in those years than the value at grant date or end of the preceding year. In 2023, however, CAP is more than the amounts reported in the Summary Compensation Table. This is due to a TSR of over 25% during 2023 and a TSR of 60% from March 1, 2023 (the date of grant for our 2023 equity awards) through December 31, 2023. As a result, equity awards granted prior to 2023 generally increased in value over the year and the equity awards granted on March 1, 2023 significantly increased in value between March 1, 2023 and December 31, 2023.
Compensation Actually Paid vs. Net Income
Net income, on the other hand, is much less linked to the CAP set forth in the above table given it does not have any impact on the adjustments made to reach CAP and does not play any role in how we determine named executive officers compensation. Although net income significantly increased from 2020 to 2021, it declined significantly from 2021 to 2022, in large part due to a $662.2 million impairment of goodwill and indefinite-lived intangible assets taken in 2022, primarily due to macroeconomic factors resulting in higher interest and discount rates in 2022. From 2022 to 2023, net income increased significantly given there was no similar impairment, although our 2023 net income fell short of 2021 net income. From 2023 to 2024, net income again declined significantly, which was also due to a $1.5 billion loss on impairment of goodwill and intangible assets primarily in 2024 due to the use of a higher discount rate in response to significant declines in our stock price, lower projected cash flows, and lower EBITDA multiples.

Compensation Actually Paid vs. Company Selected Measure		We believe that adjusted EBITDA is a more useful metric than net income in determining the performance of our business and, for this reason, we use it in determining compensation of our named executive officers and thus it has a direct impact on the figures in the above table. Our adjusted EBITDA increased from 2020 to 2021 and the Compensation Actually Paid for our PEO also increased over that time while the Average Compensation Actually Paid to our Non-PEO NEOs remained generally flat. Our adjusted EBITDA fell short of our expectations in 2022 and CAP also decreased from 2021 to 2022, due to lower annual cash bonuses but, as discussed above, due in larger part to the negative TSR in 2022 and its corresponding impact on the value of outstanding equity awards in 2022. In 2023, although our adjusted EBITDA decreased as a result of market conditions and contractual rate changes with certain clients, it was generally in-line with our expectations. As such, annual cash bonuses payable to our named executive officers were generally paid out at target. Although this increase in annual cash bonus payouts contributed to CAP increasing year-over-year, our positive TSR in 2023 discussed above played a much larger role in this increase. Although adjusted EBITDA did influence CAP in 2024, and does therefore support our pay for performance philosophy, adjusted EBITDA is not as influential on CAP as TSR for 2023. In 2024, our adjusted EBITDA was below our expectations. As such, annual cash bonuses payable to our named executive officers were paid out at significantly less (i.e., 70%) than target and 2023 annual cash bonuses. Although this year-over-year decrease in annual cash bonus payouts contributed to CAP decreasing also decreasing year-over-year, our negative TSR in 2024 discussed above played a much larger role in this decrease. Although adjusted EBITDA did influence CAP for 2024, and does therefore support our pay for performance philosophy, adjusted EBITDA is not as influential on CAP as TSR for 2024.
Total Shareholder Return Vs Peer Group
In this way, our CAP is closely linked to our TSR, which as shown in the above table, has been negative in 2021, 2022 and 2024, and in those years lagged well behind the peer group used for purposes of this Pay versus Performance analysis. Conversely, our TSR was positive in 2023 and in line with the peer group used for purposes of this Pay versus Performance analysis. As such, we believe that when comparing TSR and CAP, our pay for performance philosophy is supported.

Tabular List, Table		Revenue •Adjusted EBITDA •Stock Price
Total Shareholder Return Amount		$ 3.82	14.88	11.88	45.76	82.54
Peer Group Total Shareholder Return Amount		93.53	85.22	117.13	137.40	116.75
Net Income (Loss)		$ (1,645,831,000)	$ (91,697,000)	$ (572,912,000)	$ 102,080,000	$ (520,564,000)
Company Selected Measure Amount		576,668,000	618,045,000	768,878,000	838,325,000	706,313,000
PEO Name	Mr. Dalton						Mr. White	Mr. Tabak
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “Compensation Actually Paid” (“CAP”) for Messrs. Dalton, White and Tabak, our principal executive officers (“PEOs”), and “Average Compensation Actually Paid” by the Company for our non-PEO named executive officers (“Non-PEO NEOs”), as each such term is defined in Item 402(v), and the financial performance and total stockholder return (“TSR”) of the Company for each of the 2020, 2021, 2022, 2023, and 2024 fiscal years, calculated in a manner consistent with Item 402(v). In determining CAP, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table (“SCT”) for the applicable fiscal years, as Item 402(v)’s valuation methods for this table differ from those required in the SCT. For a more accurate description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our named executive officers, see the “Compensation Discussion and Analysis” section of this proxy statement.
As reported in the Annual Report on Form 10-K for the fiscal year ended December 31, 2024, these amounts reflect “net income” of the Company.
The most important financial metrics used in determining compensation of our named executive officers are revenue and adjusted EBITDA, as each of these metrics are 50% weighted in determining payouts under our cash bonus plans in 2021 through 2024. Based on particular considerations with respect to 2024, revenue was also used as a performance metric for the performance units granted in 2024. Between these two metrics, the Compensation Committee believes that adjusted EBITDA is more important in determining compensation of our named executive officers.
Tabular List of Financial Performance Measures
In accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which the Compensation Committee considered when making executive compensation decisions for 2024. The use of each performance measure other than stock price is further described in the “Compensation Discussion and Analysis” section of this proxy statement. The value of our equity awards is significantly impacted by the value of our common stock. Since equity awards are a key component of our named executive officers’ total target compensation, our stock price functionally serves as a third important financial metric in determining their compensation. Further, one of the two performance metrics for the performance stock units granted in 2024 is relative total stockholder return, which is also driven by stock price, among other factors.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of our Company with the SEC, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Equity Awards Granted And Vested in Covered Year, Percent	25.00%	25.00%
Measure:: 1
Pay vs Performance Disclosure
Name		•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		•Adjusted EBITDA
Non-GAAP Measure Description		For purposes of Item 402(v)(2)(iii), we have identified adjusted EBITDA as our Company-Selected Measure. See the section below titled “Use of Non-GAAP Measures” for more information regarding how adjusted EBITDA is calculated. Although adjusted EBITDA is an important financial performance measure that the Compensation Committee considers when making executive compensation decisions with the intent of aligning compensation with Company performance and has been selected as a performance metric under our bonus plan, the Compensation Committee does not evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations or use any financial performance measure specifically to link CAP to Company performance.
Measure:: 3
Pay vs Performance Disclosure
Name		Stock Price
Dalton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,725,601
PEO Actually Paid Compensation Amount		4,822,077
White [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,509,362	$ 7,595,750	$ 10,730,582
PEO Actually Paid Compensation Amount		(6,313,419)	11,626,661	2,058,584
Tabak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,631,049	$ 9,016,080	$ 5,974,236
PEO Actually Paid Compensation Amount				2,368,975	6,549,945	$ 5,974,236
PEO | Dalton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,000,000)
PEO | Dalton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,096,476
PEO | White [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(750,000)	(6,000,000)	(9,757,427)
PEO | White [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		249,649	9,599,999	2,231,839
PEO | White [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,322,430)	430,912	(1,146,410)
PEO | Tabak [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(6,999,997)
PEO | Tabak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,579,344
PEO | Tabak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					954,518
PEO | Tabak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(262,074)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,742,861)	(964,991)	(1,111,262)	(2,165,817)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		995,142	1,543,985	265,784	819,524
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(421,461)	$ 55,918	$ (716,344)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 448,126
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,890,850)